Accrued Liabilities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accrued Liabilities [Line Items]
Other taxes	$ 70,400	$ 0
Salaries, employee benefits and related taxes	365,700	85,400
Other	654,100	635,000
Accrued Liabilities	$ 1,090,200	$ 720,400